Finance Income (Expenses), Net (Details) - Schedule of finance income (expenses), net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of finance income (expenses), net [Abstract]
Bank account management fees and commissions	$ 17	$ 29	$ 7
Revaluation of marketable securities		574
Exchange differences			28
Total finance expenses	17	603	35
Revaluation of warrants to purchase ADS’s			974
Revaluation of marketable securities	138		2,753
Interest income on bank deposits	33	93	87
Exchange differences	12	5
Total finance income	183	98	3,814
Finance income (expenses), net	$ 166	$ (505)	$ 3,779